UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 96.4%
Australia 1.2%
Leighton Holdings Ltd. (Cost $2,690,247)	90,500	2,993,028
Austria 1.4%
Erste Bank der oesterreichischen Sparkassen AG (Cost $2,686,216)	44,900	3,382,603
Belgium 3.0%
KBC Groep NV (Cost $7,041,683)	56,800	7,388,523
Brazil 0.9%
Redecard SA (GDR) 144A* (Cost $1,751,341)	61,300	2,102,681

Canada 2.8%
Shoppers Drug Mart Corp. (Cost $5,924,141)	139,200	6,819,078
Colombia 1.2%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $2,948,015)	82,900	2,950,411
Finland 1.6%
Nokian Renkaat Oyj (a) (Cost $1,545,166)	116,150	3,816,751
France 2.4%
Total SA	56,799	4,492,310
Vallourec SA (a)	4,943	1,281,443

(Cost $3,204,707)		5,773,753
Germany 15.9%
Bayer AG	66,927	4,719,296
Compugroup Holding AG*	50,506	1,155,987
DaimlerChrysler AG (Registered)	28,600	2,570,034
E.ON AG	21,102	3,328,684
Fresenius Medical Care AG & Co.	81,897	3,849,620
GEA Group AG*	114,909	3,728,577
Gerresheimer AG*	90,413	4,564,476
Hypo Real Estate Holding AG	38,913	2,376,754
Linde AG	36,400	4,280,465
Merck KGaA	27,278	3,402,256
Siemens AG (Registered)	38,900	4,887,874

(Cost $31,145,984)		38,864,023
Greece 1.9%
National Bank of Greece SA (Cost $2,976,362)	76,400	4,510,240
Hong Kong 3.2%
China Mobile Ltd.	300,500	3,461,592
Esprit Holdings Ltd.	326,500	4,422,401

(Cost $6,724,149)		7,883,993
Italy 3.1%
UniCredito Italiano SpA (Cost $7,252,880)	895,700	7,557,295
Japan 17.5%
Canon, Inc.	170,850	9,077,595
Japan Tobacco, Inc.	1,471	7,526,451
Komatsu Ltd.	98,000	3,111,512
Mitsubishi Corp.	87,900	2,596,742
Mitsui Fudosan Co., Ltd.	109,000	2,853,899
Mitsui Trust Holdings, Inc.	25,000	221,471
Mizuho Financial Group, Inc.	468	3,307,000
ORIX Corp.	19,000	4,581,476
Sumitomo Corp.	68,000	1,315,827
Suzuki Motor Corp.	161,000	4,687,642
Yamaha Motor Co., Ltd.	124,000	3,493,243

(Cost $35,818,597)		42,772,858
Kazakhstan 0.8%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,304,501)	80,200	1,892,720
Mexico 1.7%
Grupo Financiero Banorte SAB de CV "O" (Cost $3,702,464)	948,800	4,212,108

Netherlands 1.3%
Akzo Nobel NV (Cost $2,992,812)	38,100	3,136,165
New Zealand 0.6%
Fletcher Building Ltd. (Cost $1,237,983)	161,400	1,517,637
Norway 1.7%
Statoil ASA (Cost $3,905,259)	143,800	4,221,648
Pakistan 0.4%
MCB Bank Ltd. (GDR) 144A (Cost $728,082)	47,570	1,013,241
Russia 3.3%
Gazprom (ADR)	104,700	4,510,786
VTB Bank (GDR) 144A*	326,500	3,477,225

(Cost $7,583,194)		7,988,011
Spain 4.3%
Industria de Diseno Textil SA*	35,600	2,134,061
Obrascon Huarte Lain SA	36,787	1,536,761
Telefonica SA	295,985	6,910,023

(Cost $9,170,575)		10,580,845
Sweden 3.4%
Rezidor Hotel Group AB	346,400	2,798,786
Tele2 AB "B"	140,100	2,447,269
Telefonaktiebolaget LM Ericsson "B"	840,300	3,148,296

(Cost $7,395,234)		8,394,351
Switzerland 6.0%
Compagnie Financiere Richemont AG "A" (Unit)	65,254	4,089,269
Lonza Group AG (Registered)	38,534	3,644,963
Nestle SA (Registered)	4,856	1,855,178
Roche Holding AG (Genusschein)	28,203	4,994,489

(Cost $10,729,496)		14,583,899
United Arab Emirates 0.5%
Emaar Properties (Cost $1,301,428)	391,117	1,160,822
United Kingdom 16.3%
3i Group PLC	283,475	6,130,713
AMEC PLC	719,018	9,158,797
Capita Group PLC	251,382	3,661,851
Greene King PLC	205,674	4,137,017
Prudential PLC	177,263	2,422,700
Serco Group PLC	250,015	2,204,983
Standard Chartered PLC	144,961	4,746,581
Tesco PLC	386,816	3,176,073
Whitbread PLC	126,038	4,231,231

(Cost $35,130,610)		39,869,946

Total Common Stocks (Cost $196,891,126)		235,386,630
Preferred Stocks 1.5%
Germany
Porsche AG (Cost $1,907,824)	2,074	3,742,988

Securities Lending Collateral 1.3%
Daily Assets Fund Institutional, 5.36% (b) (c) (Cost $3,170,355)	3,170,355	3,170,355
Cash Equivalents 0.7%
Cash Management QP Trust, 5.35% (b) (Cost $1,594,895)	1,594,895	1,594,895
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,564,200)	99.9	243,894,868
Other Assets and Liabilities, Net	0.1	316,376

Net Assets	100.0	244,211,244

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2007 amounted to $3,018,204 which is 1.2% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At July 31, 2007, the DWS International Select Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	64,395,743	26.9%
Consumer Discretionary	40,123,423	16.8%
Industrials	36,477,395	15.3%
Consumer Staples	19,376,780	8.1%
Materials	17,298,526	7.2%
Health Care	16,810,841	7.0%
Energy	15,117,464	6.3%
Information Technology	13,381,878	5.6%
Telecommunication Services	12,818,884	5.4%
Utilities	3,328,684	1.4%
Total	239,129,618	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007